Investments in Securities - Schedule of Marketable Securities at Cost and Fair Value (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		$ 65,597,000	$ 71,299,000
Gross Unrealized Gains		295,000	335,000
Gross Unrealized Losses		(351,000)	(404,000)
Fair Value	$ 0	65,541,000	71,230,000
U.S. Treasury bills
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		55,009,000	60,801,000
Gross Unrealized Gains		190,000	131,000
Gross Unrealized Losses		0	0
Fair Value		55,199,000	60,932,000
Municipal bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		9,631,000	9,543,000
Gross Unrealized Gains		38,000	148,000
Gross Unrealized Losses		(351,000)	(404,000)
Fair Value		9,318,000	9,287,000
Corporate/government bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		479,000	477,000
Gross Unrealized Gains		33,000	29,000
Gross Unrealized Losses		0	0
Fair Value		512,000	506,000
Other bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		478,000	478,000
Gross Unrealized Gains		34,000	27,000
Gross Unrealized Losses		0	0
Fair Value		$ 512,000	$ 505,000